Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 342,812
Ending balance for the period	630,288	₺ 342,812
Current provision
Disclosure of other provisions [line items]
Beginning balance for the period	342,812	307,068
Provisions recognized	823,066	526,016
Payments	(543,707)	(505,578)
Transfers from non-current provisions	7,774	7,916
Effect of changes in exchange rates	343	7,390
Ending balance for the period	630,288	342,812
Current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	17,840	8,593
Provisions recognized	232,879	4,369
Payments	(6,109)	(4,344)
Transfers from non-current provisions	7,774	7,916
Effect of changes in exchange rates	1,249	1,306
Ending balance for the period	253,633	17,840
Current provision | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	324,972	298,475
Provisions recognized	590,187	521,647
Payments	(537,598)	(501,234)
Effect of changes in exchange rates	(906)	6,084
Ending balance for the period	₺ 376,655	₺ 324,972